Summary of Significant Accounting Policies - Schedule of Consolidated Financial Statements (Details)	12 Months Ended
Dec. 31, 2024
Pinnacle Food Group Limited (“PGL”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Principal activities	Holding company
Percentage of ownership
Date of incorporation	Nov. 16, 2023
Place of incorporation	Cayman Islands
PFAI Investment Limited (“PFAI”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Principal activities	Holding company
Percentage of ownership	100.00% [1]
Date of incorporation	Feb. 02, 2024
Place of incorporation	Canada
Pinnacle Food Inc. (“PFI”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Principal activities	Sale of smart farming system
Percentage of ownership	100.00%
Date of incorporation	Nov. 03, 2015
Place of incorporation	Canada

[1]	Two classes of shares, Class A common shares and Class B preferred shares, were issued and outstanding on the date of incorporation. The Company holds 100% of the Class A common shares of PFAI. Only Class A common shares have voting rights. The Company may pay dividends to Class A common shares and Class B preferred shares based on the discretion of the directors. On July 29, 2024, the holder of the Class B preferred shares transferred all of her Class B preferred share to PFAI in exchange for the same number of Class E preferred shares. On the same date, the Class B preferred shares were cancelled. The Class E preferred shares do not have voting or dividend rights. In the event of the liquidation, dissolution or winding-up of PFAI, the Class E preferred shares may only receive $2,999,000 of PFAI’s residual interest. Therefore, the Company, in substance controls 100% of PFAI, including its voting right and future earnings/loss. Refer to Note 12 for more details.